QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 6,086.5	$ 5,966.9	$ 6,330.3
Gross profit	425.4	417.6	434.1	422.6	392.3	405.9	417.6	430.0	1,699.7	1,645.8	1,651.2
Income from continuing operations					56.5	81.3	64.7	71.9	320.7	274.4	247.3
(Loss) income from discontinued operations, net of tax					0.5	0.4	(1.0)
Net income	$ 62.0	$ 89.1	$ 80.0	$ 89.6	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 320.7	$ 274.3	$ 245.1
Net income (loss) per common share:
Continuing operations (in dollars per share)					$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 3.60	$ 3.01	$ 2.64
Discontinued operations (in dollars per share)					0.01		(0.01)				(0.03)
Net income per common share (in dollars per share)	$ 0.70	$ 1.00	$ 0.90	$ 1.00	0.63	0.89	0.70	0.79	3.60	3.01	2.61
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)					0.61	0.87	0.69	0.78	3.54	2.95	2.58
Discontinued operations (in dollars per share)					0.01	0.01	(0.01)				(0.02)
Net income per common share, assuming dilution (in dollars per share)	$ 0.69	$ 0.98	$ 0.88	$ 0.98	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 3.54	$ 2.95	$ 2.56